UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		650 Fifth Avenue
			16th Floor
			New York, NY 10019
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Paulson
Title:  President
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
John Paulson		New York, NY		May 7, 2002

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		58
Form 13F Information Table Value Total:		$269,411

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
American Intl Group Inc       COMMON     026874107      4244   58831 SH        SOLE           58831
American Wtr Wks Inc          COMMON     030411102      5755  131400 SH      DEFINED   01    131400
Amerisourcebergen Corp        COMMON     03073E105      2394   35053 SH        SOLE           35053
AT&T Corp                     COMMON     001957109     29830 1900000 SH      DEFINED   01   1900000
Barr Labs Inc                 COMMON     068306109      1519   23083 SH        SOLE           23083
Barrick Gold Corp             COMMON     067901108      2423  130556 SH        SOLE          130556
Bowater Inc                   COMMON     102183100      1264   25376 SH        SOLE           25376
Calpine Corp                  COMMON     131347106       857   67508 SH        SOLE           67508
Celestica Inc              SUB VTG SHS   15101Q108      2120   58461 SH        SOLE           58461
Cendant Corp                  COMMON     151313103      3040  158333 SH        SOLE          158333
ChevronTexaco Corp            COMMON     166764100      3914   43355 SH        SOLE           43355
Ciena Corp                    COMMON     171779101       639   71000 SH      DEFINED   01     71000
Conoco Inc                    COMMON     208251504      4678  160300 SH      DEFINED   01    160300
Conoco Inc Apr 30 Call        OPTION     2082519D2      3140  107600 SH CALL DEFINED   01    107600
Cooper Inds Inc               COMMON     216669101     10488  250000 SH      DEFINED   01    250000
D R Horton Inc                COMMON     23331A109      1148   30452 SH        SOLE           30452
Dean Foods Co                 COMMON     242370104       543    7176 SH        SOLE            7176
Deutsche Telekom AG        SPONSRD ADR   251566105      1929  128761 SH        SOLE          128761
Devon Energy Corp             COMMON     25179M103      3838   79503 SH        SOLE           79503
Digene Corp                   COMMON     253752109     15937  445800 SH      DEFINED   01    445800
Dominion Res Inc              COMMON     25746U109      1903   29201 SH        SOLE           29201
Duke Energy Corp              COMMON     264399106      7440  196827 SH        SOLE          196827
Elan PLC                      RIGHTS     G29539148         8  137999 SH        SOLE          137999
Elantec Semiconductor Inc     COMMON     284155108      1719   40200 SH      DEFINED   01     40200
FirstEnergy Corp              COMMON     337932107       840   24298 SH        SOLE           24298
Fusion Med Technologies I     COMMON     361128101      8811  900000 SH      DEFINED   01    900000
General Mtrs Corp            CLASS H     370442832      7274  442200 SH      DEFINED   01    442200
Genesis Microchip Inc         COMMON     37184C103      1383   53211 SH        SOLE           53211
GlobespanVirata Inc           COMMON     37957V106      9682  648940 SH        SOLE          648940
Gucci Group N V               COMMON     401566104     14405  155700 SH      DEFINED   01    155700
Hewlett Packard Co            COMMON     428236103      1419   79100 SH      DEFINED   01     79100
Immunex Corp                  COMMON     452528102     19548  646000 SH      DEFINED   01    646000
Interpublic Group Cos Inc     COMMON     460690100       569   16599 SH        SOLE           16599
Johnson & Johnson             COMMON     478160104      7830  120553 SH        SOLE          120553
Kerr McGee Corp               COMMON     492386107       451    7181 SH        SOLE            7181
Merck & Co Inc                COMMON     589331107       306    5307 SH        SOLE            5307
Mohawk Inds Inc               COMMON     608190104      1891   31464 SH        SOLE           31464
News Corp Ltd               SP ADR PFD   652487802       705   29388 SH        SOLE           29388
Northrop Grumman Corp         COMMON     666807102      6401   56625 SH        SOLE           56625
Pancanadian Energy Corp       COMMON     69831A107      2976  100000 SH      DEFINED   01    100000
Security Cap Group Inc       CLASS B     81413P204     13703  538000 SH      DEFINED   01    538000
Shire Pharm Grp PLC        SPONSRD ADR   82481R106       652   27762 SH        SOLE           27762
Storage USA Inc               COMMON     861907103      1239   29100 SH      DEFINED   01     29100
Swift Transn Co               COMMON     870756103      1243   56702 SH        SOLE           56702
Teradyne Inc                  COMMON     880770102       676   17137 SH        SOLE           17137
Tyco Intl Ltd                 COMMON     902124106      3428  106060 SH        SOLE          106060
Tyson Foods Inc              CLASS A     902494103      3985  319274 SH        SOLE          319274
Union Pac Corp                COMMON     907818108       313    5032 SH        SOLE            5032
US Bancorp                    COMMON     902973304       673   29801 SH        SOLE           29801
Valero Energy Corp            COMMON     91913Y100      1995   40287 SH        SOLE           40287
Verisign Inc                  COMMON     92343E102      1410   52231 SH        SOLE           52231
Veritas DGC Inc               COMMON     92343P107      3336  197300 SH      DEFINED   01    197300
Vidamed Inc                   COMMON     926530106     11623 1475000 SH      DEFINED   01   1475000
Vishay Intertechnology In     COMMON     928298108      1053   51752 SH        SOLE           51752
Wackenhut Corp             COMMON SER B  929794303     25359  778600 SH      DEFINED   01    778600
Wellpoint Health Network      COMMON     94973H108      1626   25542 SH        SOLE           25542
Worldcom Inc              WRLDCM GP COM  98157D106       108   16021 SH        SOLE           16021
Yahoo Inc                     COMMON     984332106      1728   93546 SH        SOLE           93546

                                                      269411